Fair Value of Assets and Liabilities - Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation (Details) (10K) - LendingClub Corp [Member] - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Servicing Assets, Fair value, Beginning Balance			$ 21,398	$ 10,250	$ 10,250
Servicing Assets, Fair value, Ending Balance	$ 29,621		29,621		21,398		$ 10,250
Fair Value, Measurements, Recurring [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Servicing Assets, Fair value, Beginning Balance			21,398	10,250	10,250		2,181
Servicing Assets, Issuances	10,563	$ 3,009	24,460	12,984	16,546	[1]	10,079	[1]
Servicing Assets, Changes in fair value, included in servicing fees	(6,961)	(2,429)	(16,083)	(7,092)	(5,403)		(3,803)
Servicing Assets, Additions, included in deferred revenue	118	(451)	(154)	113	5		1,793
Servicing Assets, Fair value, Ending Balance					21,398		10,250
Servicing Liabilities, Fair value, Beginning Balance			2,846	3,973	3,973		3,973
Servicing Liabilities, Issuances	19	712	332	2,452	3,371	[1]	5,194	[1]
Servicing Liabilities, Changes in fair value, included in servicing fees	(499)	(727)	(1,947)	(3,028)	(4,498)		(5,194)
Servicing Liabilities, Additions, included in deferred revenue
Servicing Liabilities, Fair value, Ending Balance					$ 2,846		$ 3,973

[1]	Represents the offsets to the gains or losses on sales of the related loans, recorded in other revenue.